Report of the directors financial review risk report (Tables)	6 Months Ended
Jun. 30, 2024
Report Of The Directors Financial Review Risk Report [Abstract]
Disclosure of detailed information about financial instruments

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
	At 30 Jun 2024		At 31 Dec 2023
	Gross carrying/ nominal amount	Allowance for ECL[1]	Gross carrying/ nominal amount	Allowance for ECL[1]
	$m	$m	$m	$m
Loans and advances to customers at amortised cost	948,767	(10,510)	949,609	(11,074)
Loans and advances to banks at amortised cost	102,070	(13)	112,917	(15)
Other financial assets measured at amortised cost	850,367	(158)	960,271	(422)
– cash and balances at central banks	277,112	—	285,868	—
– items in the course of collection from other banks	9,977	—	6,342	—
– Hong Kong Government certificates of indebtedness	43,026	—	42,024	—
– reverse repurchase agreements – non-trading	230,189	—	252,217	—
– financial investments	149,350	(12)	148,346	(20)
– assets held for sale[2]	3,907	(53)	103,186	(324)
– prepayments, accrued income and other assets[3]	136,806	(93)	122,288	(78)
Total gross carrying amount on-balance sheet	1,901,204	(10,681)	2,022,797	(11,511)
Loans and other credit-related commitments	638,635	(335)	661,015	(367)
Financial guarantees	16,343	(37)	17,009	(39)
Total nominal amount off-balance sheet[4]	654,978	(372)	678,024	(406)
	2,556,182	(11,053)	2,700,821	(11,917)

	Fair value	Memorandum allowance for ECL[5]	Fair value	Memorandum allowance for ECL[5]
	$m	$m	$m	$m
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)	318,238	(96)	302,348	(97)
1Total ECL is recognised in the loss allowance for the financial asset unless total ECL exceeds the gross carrying amount of the financial asset, in which case the
ECL is recognised as a provision.
2For further details on gross carrying amounts and allowances for ECL related to assets held for sale, see ‘Assets held for sale’ on page 68. At 30 June 2024, the gross carrying amount comprised $2,932m of loans and advances to customers and banks (31 December 2023: $84,075m) and $975m of other financial assets at amortised cost (31 December 2023: $19,111m). The corresponding allowance for ECL comprised $48m of loans and advances to customers and banks (31
December 2023: $303m) and $5m of other financial assets at amortised cost (31 December 2023: $21m). The significant reduction is due to the completion of the sales of our banking business in Canada in March 2024 and our retail banking operations in France in January 2024.
3Includes only those financial instruments that are subject to the impairment requirements of IFRS 9. ‘Prepayments, accrued income and other assets’, as presented within the consolidated balance sheet on page 112, includes both financial and non-financial assets.
4Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
5Debt instruments measured at FVOCI continue to be measured at fair value with the allowance for ECL as a memorandum item. Change in ECL is recognised in
‘Change for expected credit losses and other credit impairment charges’ in the income statement.

Disclosure of credit risk

Loans and advances to customers and banks measured at amortised cost
	At 30 Jun 2024		At 31 Dec 2023
	Total gross loans and advances	Allowance for ECL	Total gross loans and advances	Allowance for ECL
	$m	$m	$m	$m
As reported	1,050,837	(10,523)	1,062,526	(11,089)
Reported in ‘Assets held for sale’	2,932	(48)	84,075	(303)
Total	1,053,769	(10,571)	1,146,601	(11,392)

Gross loans and allowance for ECL on loans and advances to customers and banks reported in ‘Assets held for sale’
	Business in Argentina		Banking business in Canada		Retail banking operations in France		Other		Total
	Gross carrying amount	Allowance for ECL	Gross carrying amount	Allowance for ECL	Gross carrying amount	Allowance for ECL	Gross carrying amount	Allowance for ECL	Gross carrying amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost	1,598	(39)	—	—	—	—	703	(9)	2,301	(48)
– personal	558	(28)	—	—	—	—	304	(1)	862	(29)
– corporate and commercial	1,040	(11)	—	—	—	—	310	(8)	1,350	(19)
– non-bank financial institutions	—	—	—	—	—	—	89	—	89	—
Loans and advances to banks at amortised cost	616	—	—	—	—	—	15	—	631	—
At 30 Jun 2024	2,214	(39)	—	—	—	—	718	(9)	2,932	(48)

Loans and advances to customers at amortised cost	—	—	56,349	(220)	16,984	(82)	255	(1)	73,588	(303)
– personal	—	—	27,071	(95)	13,920	(79)	140	(1)	41,131	(175)
– corporate and commercial	—	—	27,789	(120)	3,012	(3)	—	—	30,801	(123)
– non-bank financial institutions	—	—	1,489	(5)	52	—	115	—	1,656	(5)
Loans and advances to banks at amortised cost	—	—	154	—	10,333	—	—	—	10,487	—
At 31 Dec 2023	—	—	56,503	(220)	27,317	(82)	255	(1)	84,075	(303)

Disclosure of macroeconomic variables and probabilities	The following table describes key macroeconomic variables in the consensus Central scenario.

Consensus Central scenario 3Q24-2Q29 (as at 2Q24)
	UK	US	Hong Kong	Mainland China	France	UAE	Mexico
GDP (annual average growth rate, %)
2024	0.5	2.4	2.9	4.9	0.8	3.8	2.3
2025	1.2	1.7	2.8	4.4	1.3	4.1	1.9
2026	1.6	2.0	2.5	4.2	1.5	3.7	2.2
2027	1.7	2.0	2.5	3.9	1.4	3.6	2.2
2028	1.6	1.9	2.4	3.7	1.3	3.0	2.2
5-year average[1]	1.4	1.9	2.6	4.1	1.3	3.6	2.2
Unemployment rate (%)
2024	4.5	4.0	3.0	5.2	7.6	2.6	2.7
2025	4.7	4.1	3.0	5.1	7.5	2.6	3.2
2026	4.5	3.9	3.0	5.1	7.0	2.6	3.3
2027	4.5	3.9	3.0	5.0	6.9	2.6	3.3
2028	4.5	3.9	3.0	5.0	6.6	2.6	3.4
5-year average[1]	4.6	4.0	3.0	5.1	7.0	2.6	3.2
House prices (annual average growth rate, %)
2024	0.0	5.8	(8.7)	(5.7)	(3.7)	16.1	7.8
2025	1.2	3.9	0.8	(1.0)	2.7	6.9	4.2
2026	3.2	3.3	4.3	0.6	4.1	4.2	3.8
2027	3.4	3.7	2.4	1.9	4.3	2.8	3.8
2028	2.4	3.0	2.6	2.3	3.8	1.6	3.8
5-year average[1]	2.3	3.5	1.7	0.4	3.1	4.6	4.2
Inflation (annual average growth rate, %)
2024	2.6	3.2	2.1	0.8	2.5	2.5	4.3
2025	2.2	2.4	2.1	1.6	1.9	2.1	3.7
2026	2.1	2.3	2.2	1.9	1.8	2.2	3.5
2027	2.2	2.3	2.3	1.9	1.9	2.0	3.4
2028	2.1	2.2	2.3	1.9	1.9	1.9	3.4
5-year average[1]	2.2	2.4	2.2	1.8	1.9	2.1	3.5

Consensus Central scenario 3Q24-2Q29 (as at 2Q24) (continued)
	UK	US	Hong Kong	Mainland China	France	UAE	Mexico
Central bank policy rate (annual average, %)[2]
2024	5.2	5.3	5.7	3.4	3.8	5.3	10.8
2025	4.6	4.6	5.0	3.4	3.1	4.7	9.6
2026	4.0	4.1	4.4	3.6	2.7	4.1	8.7
2027	3.8	3.9	4.2	3.7	2.5	3.9	8.4
2028	3.6	3.8	4.1	3.9	2.5	3.8	8.3
5-year average[1]	4.0	4.2	4.5	3.7	2.8	4.2	8.9
1The five-year average is calculated over a projected period of 20 quarters from 3Q24 to 2Q29.
2For China, rate shown is the Loan Prime Rate.

Consensus Central scenario 2024–2028 (as at 4Q23)
	UK	US	Hong Kong	Mainland China	France	UAE	Mexico
GDP (annual average growth rate, %)
2024	0.3	1.0	2.6	4.5	0.8	3.7	1.9
2025	1.2	1.8	2.7	4.4	1.5	4.0	2.2
2026	1.7	2.1	2.6	4.3	1.6	3.8	2.3
2027	1.6	2.0	2.6	3.8	1.5	3.4	2.4
2028	1.6	2.0	2.6	3.9	1.5	3.4	2.4
5-year average[1]	1.3	1.8	2.6	4.2	1.4	3.6	2.2
Unemployment rate (%)
2024	4.7	4.3	3.0	5.2	7.5	2.6	2.9
2025	4.6	4.2	3.0	5.1	7.3	2.6	2.9
2026	4.3	4.0	3.2	5.1	7.0	2.6	2.9
2027	4.2	4.0	3.2	5.1	6.8	2.6	2.9
2028	4.2	4.0	3.2	5.1	6.8	2.6	2.9
5-year average[1]	4.4	4.1	3.1	5.1	7.1	2.6	2.9
House prices (annual average growth rate, %)
2024	(5.5)	2.9	(6.6)	(0.6)	(1.0)	12.6	6.5
2025	0.1	2.7	(0.7)	1.1	2.4	7.7	4.2
2026	3.5	3.1	2.6	2.6	4.0	4.4	4.2
2027	3.0	2.7	2.8	4.0	4.4	2.6	4.0
2028	3.0	2.1	3.0	4.5	4.0	2.3	4.0
5-year average[1]	0.8	2.7	0.2	2.3	2.8	5.9	4.6
Inflation (annual average growth rate, %)
2024	3.2	2.7	2.1	1.8	2.7	2.3	4.2
2025	2.2	2.2	2.1	2.0	1.8	2.2	3.6
2026	2.2	2.3	2.2	2.1	1.7	2.1	3.5
2027	2.3	2.2	2.4	2.0	1.9	2.1	3.5
2028	2.3	2.2	2.4	2.0	2.1	2.1	3.5
5-year average	2.4	2.3	2.2	2.0	2.0	2.1	3.7
Central bank policy rate (annual average, %)[2]
2024	5.0	5.0	5.4	3.2	3.6	5.1	10.4
2025	4.3	4.0	4.4	3.3	2.8	4.1	8.6
2026	3.9	3.7	4.1	3.5	2.6	3.7	7.9
2027	3.8	3.7	4.1	3.7	2.6	3.7	7.9
2028	3.7	3.8	4.1	3.9	2.7	3.8	8.1
5-year average[1]	4.1	4.1	4.4	3.5	2.9	4.1	8.6
1    The five-year average is calculated over a projected period of 20 quarters from 1Q24 to 4Q28.
2For China, rate shown is the Loan Prime Rate.
The following table describes key macroeconomic variables in the consensus Upside scenario.

Consensus Upside scenario (3Q24–2Q29)
	UK		US		Hong Kong		Mainland China		France		UAE		Mexico
GDP level (%, start-to-peak)[1]	11.5	(2Q29)	14.9	(2Q29)	20.8	(2Q29)	28.7	(2Q29)	9.2	(2Q29)	27.4	(2Q29)	17.3	(2Q29)
Unemployment rate (%, min)[2]	2.9	(2Q26)	3.1	(2Q26)	2.5	(1Q25)	4.8	(2Q26)	6.1	(2Q26)	2.1	(2Q26)	2.6	(1Q25)
House price index (%, start-to-peak)[1]	19.1	(2Q29)	27.7	(2Q29)	22.9	(2Q29)	8.1	(2Q29)	22.4	(2Q29)	26.8	(2Q29)	28.0	(2Q29)
Inflation rate (YoY % change, min)[3]	0.8	(2Q25)	1.1	(2Q25)	0.8	(2Q25)	0.2	(2Q25)	1.1	(2Q25)	1.4	(2Q25)	2.5	(2Q25)
Central bank policy rate (%, min)[2]	3.6	(4Q28)	3.8	(4Q28)	4.1	(4Q28)	3.3	(2Q25)	2.5	(3Q28)	3.8	(4Q28)	8.2	(3Q25)
1Cumulative change to the highest level of the series during the 20-quarter projection.
2Lowest projected unemployment or policy rate in the scenario. For China, the rate shown is the Loan Prime rate.
3Lowest projected year-on-year percentage change in inflation in the scenario.

Consensus Upside scenario 2024–2028 (as at 4Q23)
	UK		US		Hong Kong		Mainland China		France		UAE		Mexico
GDP level (%, start-to-peak)[1]	10.8	(4Q28)	14.3	(4Q28)	21.8	(4Q28)	30.4	(4Q28)	10.4	(4Q28)	30.7	(4Q28)	17.8	(4Q28)
Unemployment rate (%, min)[2]	3.1	(4Q24)	3.1	(2Q25)	2.4	(3Q24)	4.8	(4Q25)	6.2	(4Q25)	2.0	(4Q25)	2.4	(3Q24)
House price index (%, start-to-peak)[1]	13.0	(4Q28)	21.9	(4Q28)	17.9	(4Q28)	19.7	(4Q28)	19.6	(4Q28)	34.2	(4Q28)	30.6	(4Q28)
Inflation rate (YoY % change, min)[3]	1.3	(2Q25)	1.4	(1Q25)	0.3	(4Q24)	0.6	(3Q24)	1.5	(3Q24)	1.4	(1Q25)	2.7	(1Q25)
Central bank policy rate (%, min)[2]	3.7	(3Q28)	3.7	(2Q27)	4.1	(1Q27)	3.1	(3Q24)	2.6	(2Q26)	3.7	(1Q27)	7.8	(2Q25)
1Cumulative change to the highest level of the series during the 20-quarter projection.
2Lowest projected unemployment or policy rate in the scenario. For China, the rate shown is the Loan Prime rate.
3Lowest projected year-on-year percentage change in inflation in the scenario.
The following table describes key macroeconomic variables in the consensus Downside scenario.

Consensus Downside scenario (3Q24–2Q29)
	UK		US		Hong Kong		Mainland China		France		UAE		Mexico
GDP level (%, start-to-trough)[1]	(0.7)	(3Q26)	(1.2)	(1Q25)	(2.3)	(4Q24)	(2.3)	(4Q24)	(0.3)	(1Q25)	0.3	(3Q24)	(0.9)	(3Q25)
Unemployment rate (%, max)[2]	6.3	(3Q25)	5.1	(1Q25)	4.4	(2Q26)	6.6	(2Q26)	8.5	(1Q25)	3.4	(3Q25)	3.7	(4Q25)
House price index (%, start-to-trough)[1]	(5.9)	(4Q25)	(0.2)	(3Q24)	(5.2)	(2Q25)	(9.8)	(1Q26)	(0.5)	(4Q24)	(0.2)	(3Q24)	0.7	(3Q24)
Inflation rate (YoY % change, max)[3]	3.4	(2Q25)	3.8	(4Q24)	3.8	(2Q25)	3.1	(1Q25)	3.5	(1Q25)	2.6	(2Q25)	6.1	(2Q25)
Central bank policy rate (%, max)[2]	5.6	(3Q24)	5.8	(3Q24)	6.2	(3Q24)	3.5	(4Q24)	4.1	(1Q25)	5.9	(3Q24)	12.0	(1Q25)
1Cumulative change to the lowest level of the series during the 20-quarter projection.
2The highest projected unemployment or policy rate in the scenario. For China, the rate shown is the Loan Prime rate.
3The highest projected year-on-year percentage change in inflation in the scenario.

Consensus Downside scenario 2024–2028 (as at 4Q23)
	UK		US		Hong Kong		Mainland China		France		UAE		Mexico
GDP level (%, start-to-trough)[1]	(1.0)	(2Q25)	(1.4)	(3Q24)	(1.6)	(3Q25)	(1.5)	(1Q24)	(0.3)	(2Q24)	1.4	(1Q24)	(0.3)	(4Q24)
Unemployment rate (%, max)[2]	6.4	(1Q25)	5.6	(4Q24)	4.7	(4Q25)	6.9	(4Q25)	8.5	(4Q24)	3.7	(4Q25)	3.5	(4Q25)
House price index (%, start-to-trough)[1]	(12.0)	(2Q25)	(1.3)	(3Q24)	(9.6)	(4Q24)	(7.1)	(3Q25)	(1.2)	(3Q24)	0.3	(1Q24)	1.2	(1Q24)
Inflation rate (YoY % change, max)[3]	4.1	(1Q24)	3.5	(4Q24)	3.8	(3Q24)	3.5	(4Q24)	3.8	(2Q24)	3.0	(1Q24)	6.5	(4Q24)
Central bank policy rate (%, max)[2]	5.7	(1Q24)	5.6	(1Q24)	6.0	(1Q24)	3.2	(3Q24)	4.2	(1Q24)	5.7	(1Q24)	12.0	(3Q24)
1Cumulative change to the lowest level of the series during the 20-quarter projection.
2The highest projected unemployment or policy rate in the scenario. For China, the rate shown is the Loan Prime rate.
3The highest projected year-on-year percentage change in inflation in the scenario.
The following table describes key macroeconomic variables in the Downside 2 scenario.

Downside 2 scenario (3Q24–2Q29)
	UK		US		Hong Kong		Mainland China		France		UAE		Mexico
GDP level (%, start-to-trough)[1]	(8.8)	(4Q25)	(4.1)	(3Q25)	(8.0)	(3Q25)	(7.7)	(2Q25)	(7.4)	(3Q25)	(7.0)	(4Q25)	(8.7)	(1Q26)
Unemployment rate (%, max)[2]	8.4	(4Q25)	8.9	(1Q26)	6.4	(2Q25)	6.6	(4Q26)	10.2	(2Q26)	4.9	(1Q25)	5.4	(4Q25)
House price index (%, start-to-trough)[1]	(29.7)	(2Q26)	(15.6)	(2Q25)	(35.8)	(2Q27)	(28.1)	(3Q26)	(15.0)	(4Q26)	(14.0)	(4Q26)	0.7	(3Q24)
Inflation rate (YoY % change, max)[3]	10.2	(4Q24)	5.0	(4Q24)	4.3	(2Q25)	5.4	(1Q25)	8.6	(4Q24)	3.5	(2Q25)	6.5	(2Q25)
Central bank policy rate (%, max)[2]	5.9	(3Q24)	6.0	(3Q24)	6.4	(3Q24)	4.0	(1Q25)	5.0	(3Q24)	6.1	(3Q24)	12.4	(1Q25)
1Cumulative change to the lowest level of the series during the 20-quarter projection.
2 The highest projected unemployment or policy rate in the scenario. For China, the rate shown is the Loan Prime rate.
3 The highest projected year-on-year percentage change in inflation in the scenario.

Downside 2 scenario 2024–2028 (as at 4Q23)
	UK		US		Hong Kong		Mainland China		France		UAE		Mexico
GDP level (%, start-to-trough)[1]	(8.8)	(2Q25)	(4.6)	(1Q25)	(8.2)	(1Q25)	(6.4)	(1Q25)	(6.6)	(1Q25)	(4.9)	(2Q25)	(8.1)	(2Q25)
Unemployment rate (%, max)[2]	8.4	(2Q25)	9.3	(2Q25)	6.4	(4Q24)	7.0	(4Q25)	10.2	(4Q25)	4.3	(3Q24)	4.9	(2Q25)
House price index (%, start-to-trough)[1]	(30.2)	(4Q25)	(14.7)	(4Q24)	(32.8)	(3Q26)	(25.5)	(4Q25)	(14.5)	(2Q26)	(2.9)	(4Q25)	1.2	(1Q24)
Inflation rate (YoY % change, max)[3]	10.1	(2Q24)	4.8	(2Q24)	4.1	(3Q24)	4.1	(4Q24)	8.6	(2Q24)	3.5	(2Q24)	7.0	(4Q24)
Central bank policy rate (%, max)[2]	6.0	(1Q24)	6.1	(1Q24)	6.4	(1Q24)	4.1	(3Q24)	5.2	(1Q24)	6.1	(1Q24)	12.7	(3Q24)
1Cumulative change to the lowest level of the series during the 20-quarter projection.
2The highest projected unemployment or policy rate in the scenario. For China, the rate shown is the Loan Prime rate.
3 The highest projected year-on-year percentage change in inflation in the scenario.
The following table describes the probabilities assigned in each scenario.

Scenario weightings, %
	Standard weights	UK	US	Hong Kong	Mainland China	France	UAE	Mexico
2Q24
Upside	10	10	10	10	10	10	10	10
Central	75	75	75	75	75	75	75	75
Downside	10	10	10	10	10	10	10	10
Downside 2	5	5	5	5	5	5	5	5

4Q23
Upside	10	10	10	10	10	10	10	10
Central	75	75	75	75	75	75	75	75
Downside	10	10	10	10	10	10	10	10
Downside 2	5	5	5	5	5	5	5	5
At 30 June 2024, the consensus Upside and Central scenarios for our main markets had a combined weighting of 85%, the same as at
31 December 2023.

IFRS 9 ECL sensitivity to future economic conditions[1,2,3]
By geography at 30 Jun 2024[5]	Reported Gross carrying amount[4]	Reported allowance for ECL	Consensus Central scenario allowance for ECL	Consensus Upside scenario allowance for ECL	Consensus Downside scenario allowance for ECL	Downside 2 scenario allowance for ECL
	$m	$m	$m	$m	$m	$m
UK	422,340	803	738	591	989	2,455
US	200,895	202	186	187	241	455
Hong Kong	428,358	543	506	373	741	1,199
Mainland China	129,488	179	146	90	314	791
Mexico	35,659	55	51	41	67	229
UAE	56,876	54	52	45	61	104
France	170,093	102	100	88	116	150
Other geographies[6]	451,769	269	242	190	378	875
Total	1,895,479	2,206	2,020	1,604	2,907	6,257
of which:
Stage 1	1,759,826	743	682	535	870	868
Stage 2	135,653	1,463	1,337	1,069	2,037	5,389

By geography at 31 Dec 2023[5]
UK	426,427	820	754	599	1,041	2,487
US	191,104	215	199	189	268	441
Hong Kong	447,480	609	566	433	807	1,393
Mainland China	129,945	258	217	142	414	945
Canada[7]	84,092	89	75	56	107	487
Mexico	30,159	60	56	46	73	226
UAE	52,074	32	32	30	34	40
France	178,827	98	102	90	124	141
Other geographies[6]	450,271	325	298	245	410	882
Total	1,990,378	2,507	2,301	1,829	3,278	7,043
of which:
Stage 1	1,820,843	754	702	553	860	854
Stage 2	169,535	1,753	1,599	1,276	2,418	6,189
1Allowance for ECL sensitivity includes off-balance sheet financial instruments. These are subject to significant measurement uncertainty.
2Includes low credit-risk financial instruments such as debt instruments at FVOCI, which have high carrying amounts but low ECL under all the above scenarios.
3Excludes defaulted obligors. For a detailed breakdown of performing and non-performing wholesale portfolio exposures, see page 87.
4Staging refers only to probability-weighted/reported gross carrying amount. Stage allocation of gross exposures varies by scenario, with higher allocation to stage
2 under the Downside 2 scenario.
5Geographies include all legal entities which share a common set of macroeconomic scenarios for the majority of exposures.
6Includes small portfolios that use less complex modelling approaches and are not sensitive to macroeconomic changes.
7Classified as held for sale at 31 December 2023.

IFRS 9 ECL sensitivity to future economic conditions[1]
By geography at 30 Jun 2024	Reported gross carrying amount	Reported allowance for ECL	Consensus Central scenario allowance for ECL	Consensus Upside scenario allowance for ECL	Consensus Downside scenario allowance for ECL	Downside 2 scenario allowance for ECL
	$m	$m	$m	$m	$m	$m
UK
Mortgages	161,684	162	152	146	169	320
Credit cards	7,448	253	249	210	266	403
Other	8,023	235	232	199	260	315
Mexico
Mortgages	8,315	178	168	138	206	358
Credit cards	2,271	318	314	312	319	400
Other	4,148	443	438	428	453	550
Hong Kong
Mortgages	105,741	2	2	1	2	8
Credit cards	9,169	260	204	183	318	1,096
Other	6,442	110	94	86	116	425
UAE
Mortgages	1,879	16	16	16	16	17
Credit cards	476	26	25	25	26	35
Other	681	20	19	19	20	29
US
Mortgages	15,367	7	7	7	8	14
Credit cards	193	15	15	14	16	16
Other geographies
Mortgages	53,273	155	151	145	161	219
Credit cards	3,618	164	158	144	187	277
Other	2,384	75	73	70	78	111
Total	391,113	2,439	2,319	2,143	2,622	4,592
of which: mortgages
Stage 1	304,217	78	67	51	104	283
Stage 2	39,815	175	165	144	187	343
Stage 3	2,229	267	265	259	272	309
of which: credit cards
Stage 1	18,913	248	233	201	290	630
Stage 2	3,962	597	540	495	649	1,400
Stage 3	300	190	190	190	193	196
of which: others
Stage 1	18,192	223	211	188	246	499
Stage 2	2,875	356	344	310	377	624
Stage 3	611	304	304	304	305	306

IFRS 9 ECL sensitivity to future economic conditions[1,2] (continued)
By geography at 31 Dec 2023	Reported gross carrying amount	Reported allowance for ECL	Consensus Central scenario allowance for ECL	Consensus Upside scenario allowance for ECL	Consensus Downside scenario allowance for ECL	Downside 2 scenario allowance for ECL
	$m	$m	$m	$m	$m	$m
UK
Mortgages	161,127	189	180	172	201	334
Credit cards	7,582	344	340	302	353	486
Other	8,183	341	333	273	383	515
Mexico
Mortgages	8,666	188	180	150	235	363
Credit cards	2,445	295	286	206	376	489
Other	4,529	513	503	426	600	731
Hong Kong
Mortgages	106,136	2	2	1	3	5
Credit cards	9,128	287	239	214	395	887
Other	6,269	109	100	88	124	256
UAE
Mortgages	2,001	25	25	25	25	25
Credit cards	471	24	24	22	25	32
Other	721	20	20	19	21	28
France
Mortgages	20,589	50	50	50	51	51
Other	1,328	44	44	43	45	48
US
Mortgages	14,385	8	4	3	4	10
Credit cards	204	15	15	10	15	16
Canada
Mortgages	25,464	67	65	64	70	99
Credit cards	338	13	13	12	16	15
Other	1,368	13	13	12	14	33
Other geographies
Mortgages	55,368	152	149	144	158	198
Credit cards	3,655	173	166	151	202	291
Other	2,416	91	86	83	95	137
Total	442,373	2,962	2,835	2,471	3,411	5,049
of which: mortgages
Stage 1	347,874	101	92	77	145	303
Stage 2	43,451	264	249	225	280	429
Stage 3	2,412	316	314	307	322	352
of which: credit cards
Stage 1	18,557	249	232	180	329	604
Stage 2	4,953	707	657	546	859	1,415
Stage 3	312	193	193	192	194	197
of which: others
Stage 1	19,551	218	205	151	272	501
Stage 2	4,542	540	519	423	636	868
Stage 3	722	373	373	370	375	379
1Allowance for ECL sensitivities exclude portfolios utilising less complex modelling approaches.
231 December 2023 includes the Canada banking business and the retained France retail banking operations.
Downside 1 scenario or the Downside 2 scenario at
30 June 2024, it would increase/(decrease) as presented in the below table.

	Retail[1]	Wholesale[1]
Total Group ECL at 30 Jun 2024	$bn	$bn
Reported ECL	2.4	2.2
Scenarios
100% consensus Central scenario	(0.1)	(0.2)
100% consensus Upside scenario	(0.3)	(0.6)
100% consensus Downside scenario	0.2	0.7
100% Downside 2 scenario	2.2	4.1

Total Group ECL at 31 Dec 2023
Reported ECL	3.0	2.5
Scenarios
100% consensus Central scenario	(0.1)	(0.2)
100% consensus Upside scenario	(0.5)	(0.7)
100% consensus Downside scenario	0.4	0.8
100% Downside 2 scenario	2.1	4.5
1On the same basis as retail and wholesale sensitivity analysis.

Disclosure of reconciliation of changes in loss allowance	Management judgemental adjustments made in estimating the reported ECL at 30 June 2024 are set out in the following table.

Management judgemental adjustments to ECL at 30 June 2024[1]
	Retail	Wholesale[3]	Total
	$bn	$bn	$bn
Modelled ECL (A)[4]	2.7	2.1	4.8
Banks, sovereigns, government entities and low-risk counterparties		0.0	0.0
Corporate lending adjustments		0.2	0.2
Other credit judgements	0.1		0.1
Total management judgemental adjustments (B)[5]	0.1	0.2	0.3
Other adjustments (C)[6]	(0.2)	(0.1)	(0.3)
Final ECL (A + B + C)[7]	2.6	2.2	4.8

Management judgemental adjustments to ECL at 31 December 2023[1,2]
	Retail	Wholesale[3]	Total
	$bn	$bn	$bn
Modelled ECL (A)[4]	2.6	2.4	5.0
Banks, sovereigns, government entities and low-risk counterparties		0.0	0.0
Corporate lending adjustments		0.1	0.1
Inflation-related adjustments	0.1		0.1
Other credit judgements	0.5		0.5
Total management judgemental adjustments (B)[5]	0.6	0.1	0.7
Other adjustments (C)[6]	0.0	0.0	0.0
Final ECL (A + B + C)[7]	3.2	2.5	5.7
1Management judgemental adjustments presented in the table reflect increases or (decreases) in allowance for ECL, respectively.
231 December 2023 includes the Canada banking business and retail banking operations in France.
3The wholesale portfolio corresponds to adjustments to the performing portfolio (stage 1 and stage 2).
4(A) refers to probability-weighted allowance for ECL before any adjustments are applied.
5    (B) refers to adjustments that are applied where management believes allowance for ECL does not sufficiently reflect the credit risk/expected credit losses of any given portfolio at the reporting date. These can relate to risks or uncertainties that are not reflected in the model and/or to any late-breaking events.
6    (C) refers to adjustments to allowance for ECL made to address process limitations, data/model deficiencies, can also include where appropriate, the impact of new models where governance has sufficiently progressed to allow an accurate estimate of ECL allowance to be incorporated into the total reported ECL.
7    As presented within our internal credit risk governance (see page 147 of the Annual Report and Accounts 2023).

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees

	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2024	1,496,805	(1,300)	153,084	(3,102)	20,799	(7,063)	85	(30)	1,670,773	(11,495)
Transfers of financial instruments:	(11,716)	(774)	4,004	1,428	7,712	(654)	—	—	—	—
– transfers from stage 1 to stage 2	(62,466)	226	62,466	(226)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	51,401	(977)	(51,401)	977	—	—	—	—	—	—
– transfers to stage 3	(984)	5	(7,705)	806	8,689	(811)	—	—	—	—
– transfers from stage 3	333	(28)	644	(129)	(977)	157	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	647	—	(552)	—	(127)	—	—	—	(32)
Net new and further lending/ repayments	44,715	(64)	(16,213)	289	(2,949)	587	—	(2)	25,553	810
Changes to risk parameters – credit quality	—	150	—	(685)	—	(1,197)	—	(3)	—	(1,735)
Changes to models used for ECL calculation	—	16	—	(3)	—	22	—	—	—	35
Assets written off	—	—	—	—	(1,549)	1,549	—	—	(1,549)	1,549
Foreign exchange and others[1,2]	(57,198)	48	(5,251)	89	(97)	(164)	—	—	(62,546)	(27)
At 30 Jun 2024	1,472,606	(1,277)	135,624	(2,536)	23,916	(7,047)	85	(35)	1,632,231	(10,895)
ECL income statement change for the period		749		(951)		(715)		(5)		(922)
Recoveries										126
Others										(86)
Total ECL income statement change for the period										(882)

	At 30 Jun 2024		6 months ended 30 Jun 2024
	Gross carrying/ nominal amount	Allowance for ECL	ECL release/ (charge)
	$m	$m	$m
As above	1,632,231	(10,895)	(882)
Other financial assets measured at amortised cost	850,367	(158)	(77)
Non-trading reverse purchase agreement commitments	73,584	—	—
Performance and other guarantees not considered for IFRS 9	—	—	(94)
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/ Summary consolidated income statement	2,556,182	(11,053)	(1,053)
Debt instruments measured at FVOCI	318,238	(96)	(13)
Total allowance for ECL/total income statement ECL change for the period	n/a	(11,149)	(1,066)
1Total includes $2.5bn of gross carrying loans and advances to customers and banks, which were classified to assets held for sale, and corresponding allowance for ECL of $42m, reflecting business disposals as disclosed on page 68.
2    Total includes $35.3bn of nominal amount and $21m of corresponding allowance for ECL related to derecognition of loan commitments and financial guarantees following the sale of our banking business in Canada during 1H24.

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (continued)

	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2023	1,433,643	(1,257)	177,223	(3,710)	21,207	(6,949)	129	(38)	1,632,202	(11,954)
Transfers of financial instruments:	(18,948)	(1,048)	10,286	2,228	8,662	(1,180)	—	—	—	—
– transfers from stage 1 to stage 2	(150,728)	442	150,728	(442)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	133,079	(1,467)	(133,079)	1,467	—	—	—	—	—	—
– transfers to stage 3	(1,986)	23	(8,600)	1,379	10,586	(1,402)	—	—	—	—
– transfers from stage 3	687	(46)	1,237	(176)	(1,924)	222	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	917	—	(973)	—	(124)	—	—	—	(180)
Net new and further lending/repayments	77,693	(185)	(36,795)	661	(4,956)	1,117	(36)	3	35,906	1,596
Changes to risk parameters – credit quality		307		(1,262)		(3,896)		21		(4,830)
Changes to models used for ECL calculation	—	(22)	—	46	—	7	—	—	—	31
Assets written off	—	—	—	—	(3,922)	3,922	—	—	(3,922)	3,922
Credit-related modifications that resulted in derecognition	—	—	—	—	(119)	95	—	—	(119)	95
Foreign exchange and others[1]	4,417	(12)	2,370	(92)	(73)	(55)	(8)	(16)	6,706	(175)
At 31 Dec 2023	1,496,805	(1,300)	153,084	(3,102)	20,799	(7,063)	85	(30)	1,670,773	(11,495)
ECL income statement change for the period	—	1,017	—	(1,528)	—	(2,896)	—	24	—	(3,383)
Recoveries	—	—	—	—	—	—	—	—	—	268
Other	—	—	—	—	—	—	—	—	—	(195)
Total ECL income statement change for the period[2]	—	—	—	—	—	—	—	—	—	(3,310)

	At 31 Dec 2023		12 months ended 31 Dec 2023
	Gross carrying/ nominal amount	Allowance for ECL	ECL charge
	$m	$m	$m
As above	1,670,773	(11,495)	(3,310)
Other financial assets measured at amortised cost	960,271	(422)	(35)
Non-trading reverse purchase agreement commitments	69,777	—	—
Performance and other guarantees not considered for IFRS 9	—	—	(44)
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/ Summary consolidated income statement	2,700,821	(11,917)	(3,389)
Debt instruments measured at FVOCI	302,348	(97)	(58)
Total allowance for ECL/total income statement ECL change for the period	n/a	(12,014)	(3,447)
1Total includes $7.7bn of gross carrying loans and advances, which were classified from assets held for sale, and a corresponding allowance for ECL of $70m, reflecting the planned sale of our retail banking operations in France no longer meeting the definition of held for sale. For further details, see ‘Assets held for sale’ on page 68.
2The 31 December 2023 total ECL income statement change of $3,310m is attributable to $1,342m for the six months ended 30 June 2023 and $1,968m to the six months ended 31 December 2023.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation

	Gross carrying/nominal amount						Allowance for ECL	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost	509,871	197,438	197,634	21,080	22,744	948,767	(10,510)	938,257
– stage 1	487,521	172,944	154,028	3,450	—	817,943	(1,112)	816,831
– stage 2	22,350	24,494	43,606	17,630	—	108,080	(2,399)	105,681
– stage 3	—	—	—	—	22,662	22,662	(6,964)	15,698
– POCI	—	—	—	—	82	82	(35)	47
Loans and advances to banks at amortised cost	92,718	4,734	4,397	219	2	102,070	(13)	102,057
– stage 1	92,620	4,708	3,700	203	—	101,231	(9)	101,222
– stage 2	98	26	697	16	—	837	(2)	835
– stage 3	—	—	—	—	2	2	(2)	—
– POCI	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	744,337	68,275	35,731	1,584	440	850,367	(158)	850,209
– stage 1	743,981	67,713	34,870	810	—	847,374	(96)	847,278
– stage 2	356	562	861	774	—	2,553	(26)	2,527
– stage 3	—	—	—	—	440	440	(36)	404
– POCI	—	—	—	—	—	—	—	—
Loans and other credit-related commitments	417,367	135,294	77,315	7,698	961	638,635	(335)	638,300
– stage 1	413,905	128,479	67,174	2,935	—	612,493	(149)	612,344
– stage 2	3,462	6,815	10,141	4,763	—	25,181	(123)	25,058
– stage 3	—	—	—	—	958	958	(63)	895
– POCI	—	—	—	—	3	3	—	3
Financial guarantees	7,501	3,785	4,147	616	294	16,343	(37)	16,306
– stage 1	7,481	3,637	3,282	123	—	14,523	(7)	14,516
– stage 2	20	148	865	493	—	1,526	(12)	1,514
– stage 3	—	—	—	—	294	294	(18)	276
– POCI	—	—	—	—	—	—	—	—
At 30 Jun 2024	1,771,794	409,526	319,224	31,197	24,441	2,556,182	(11,053)	2,545,129
Debt instruments at FVOCI[1]
– stage 1	303,803	12,674	7,418	—	—	323,895	(37)	323,858
– stage 2	48	—	469	2,053	—	2,570	(59)	2,511
– stage 3	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	—	—	—	—
At 30 Jun 2024	303,851	12,674	7,887	2,053	—	326,465	(96)	326,369
1For the purposes of this disclosure, gross carrying value is defined as the amortised cost of a financial asset, before adjusting for any loss allowance. As such, the gross carrying value of debt instruments at FVOCI will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation (continued)

	Gross carrying/notional amount
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total	Allowance for ECL	Net
	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost	497,665	206,476	197,582	28,532	19,354	949,609	(11,074)	938,535
– stage 1	478,422	177,410	147,940	5,612	—	809,384	(1,130)	808,254
– stage 2	19,243	29,066	49,642	22,920	—	120,871	(2,964)	117,907
– stage 3	—	—	—	—	19,273	19,273	(6,950)	12,323
– POCI	—	—	—	—	81	81	(30)	51
Loans and advances to banks at amortised cost	101,057	4,640	6,363	855	2	112,917	(15)	112,902
– stage 1	101,011	4,631	5,550	287	—	111,479	(10)	111,469
– stage 2	46	9	813	568	—	1,436	(3)	1,433
– stage 3	—	—	—	—	2	2	(2)	—
– POCI	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	815,259	80,151	60,197	4,000	664	960,271	(422)	959,849
– stage 1	814,776	78,486	53,095	516	—	946,873	(109)	946,764
– stage 2	483	1,665	7,102	3,484	—	12,734	(132)	12,602
– stage 3	—	—	—	—	664	664	(181)	483
– POCI	—	—	—	—	—	—	—	—
Loans and other credit-related commitments	436,359	142,500	73,230	7,782	1,144	661,015	(367)	660,648
– stage 1	432,017	135,192	61,213	2,527	—	630,949	(153)	630,796
– stage 2	4,342	7,308	12,017	5,255	—	28,922	(128)	28,794
– stage 3	—	—	—	—	1,140	1,140	(86)	1,054
– POCI	—	—	—	—	4	4	—	4
Financial guarantees	7,700	4,146	4,080	699	384	17,009	(39)	16,970
– stage 1	7,497	3,943	3,204	102	—	14,746	(7)	14,739
– stage 2	203	203	876	597	—	1,879	(7)	1,872
– stage 3	—	—	—	—	384	384	(25)	359
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2023	1,858,040	437,913	341,452	41,868	21,548	2,700,821	(11,917)	2,688,904
Debt instruments at FVOCI[1]
– stage 1	288,909	12,037	7,579	—	—	308,525	(37)	308,488
– stage 2	50	—	318	805	—	1,173	(59)	1,114
– stage 3	—	—	—	—	5	5	(1)	4
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2023	288,959	12,037	7,897	805	5	309,703	(97)	309,606
1For the purposes of this disclosure, gross carrying value is defined as the amortised cost of a financial asset, before adjusting for any loss allowance. As such, the gross carrying value of debt instruments at FVOCI will not reconcile to the balance sheet as it excludes fair value gains and losses.

Disclosure of value at risk

Non-trading VaR, 99% 10 day
	Interest rate	Credit spread	Portfolio diversification[1]	Total
	$m	$m	$m	$m
Half-year to 30 Jun 2024	682.4	333.2	(224.1)	791.5
Average	740.5	337.2	(241.4)	836.3
Maximum	1,000.6	369.1		1,097.6
Minimum	474.2	324.3		572.2

Half-year to 30 Jun 2023	494.2	266.5	(210.8)	549.9
Average	426.2	218.2	(157.6)	486.8
Maximum	502.5	266.5		587.4
Minimum	344.0	174.5		401.5

Half year to 31 Dec 2023	549.6	356.7	(329.5)	576.7
Average	560.2	312.9	(244.5)	628.6
Maximum	638.6	368.0		709.4
Minimum	504.3	249.9		537.2
1When VaR is calculated at a portfolio level, natural offsets in risk can occur when compared with aggregating VaR at the asset class level. This difference is called portfolio diversification. The asset class VaR maxima and minima reported in the table occurred on different dates within the reporting period. For this reason, we do not report an implied portfolio diversification measure between the maximum (minimum) asset class VaR measures and the maximum (minimum) total VaR measures in this table.

Trading VaR, 99% 1 day
	Foreign exchange and commodity	Interest rate	Equity	Credit spread	Portfolio diversification[1]	Total
	$m	$m	$m	$m	$m	$m
Half-year to 30 Jun 2024	20.6	47.5	15.7	9.9	(41.1)	52.7
Average	15.4	57.1	14.0	10.2	(37.1)	59.7
Maximum	29.8	78.1	17.6	12.7		83.3
Minimum	6.9	42.0	12.7	6.6		45.7

Half-year to 30 Jun 2023	18.9	64.9	23.5	16.1	(55.6)	67.8
Average	16.7	51.9	17.5	11.1	(41.5)	55.7
Maximum	23.5	74.8	23.5	16.1		82.4
Minimum	10.6	33.9	14.9	7.7		42.2

Half-year to 31 Dec 2023	13.4	55.9	15.2	7.2	(38.9)	52.8
Average	15.6	55.9	20.4	12.1	(40.2)	63.8
Maximum	24.6	86.0	27.8	16.5		98.2
Minimum	9.3	25.5	13.4	6.6		34.4
1Asset class VaR reported in the table above is calculated by using a 500-day historical window. Total VaR, which is utilised for internal risk management and for regulatory capital, is the maximum of VaR calculated by using a 250-day historical window and VaR calculated by using a 500-day historical window. When VaR is calculated at a portfolio level, natural offsets in risk can occur when compared with aggregating VaR at the asset class level. This difference is called portfolio diversification. The asset class VaR maxima and minima reported in the table occurred on different dates within the reporting period. For this reason, we do not report an implied portfolio diversification measure between the maximum (minimum) asset class VaR measures and the maximum (minimum) total VaR measures in this table.

Additional information about insurance contracts

Balance sheet of insurance manufacturing subsidiaries by type of contract
	Life direct participating and investment DPF contracts	Life other[1]	Other contracts[2]	Shareholder assets and liabilities	Total
	$m	$m	$m	$m	$m
Financial assets	118,296	4,074	5,379	6,858	134,607
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	105,665	3,862	3,990	1,210	114,727
– derivatives	170	6	—	4	180
– financial investments – at amortised cost	571	67	1,093	4,106	5,837
– financial assets at fair value through other comprehensive income	8,000	—	6	632	8,638
– other financial assets	3,890	139	290	906	5,225
Insurance contract assets	13	111	—	—	124
Reinsurance contract assets	—	4,595	—	—	4,595
Other assets and investment properties[3]	2,680	277	249	1,855	5,061
Total assets at 30 Jun 2024	120,989	9,057	5,628	8,713	144,387
Liabilities under investment contracts designated at fair value	—	—	5,109	—	5,109
Insurance contract liabilities	120,558	4,129	—	—	124,687
Reinsurance contract liabilities	—	696	—	—	696
Deferred tax	—	12	—	1	13
Other liabilities	—	—	—	6,351	6,351
Total liabilities	120,558	4,837	5,109	6,352	136,856
Total equity	—	—	—	7,531	7,531
Total liabilities and equity at 30 Jun 2024	120,558	4,837	5,109	13,883	144,387

Financial assets	113,605	3,753	5,812	7,696	130,866
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	100,427	3,593	4,177	1,166	109,363
– derivatives	258	10	—	6	274
– financial investments – at amortised cost	1,351	67	1,157	4,772	7,347
– financial assets at fair value through other comprehensive income	8,859	—	5	693	9,557
– other financial assets	2,710	83	473	1,059	4,325
Insurance contract assets	13	213	—	—	226
Reinsurance contract assets	—	4,871	—	—	4,871
Other assets and investment properties	2,782	164	35	1,636	4,617
Total assets at 31 Dec 2023	116,400	9,001	5,847	9,332	140,580
Liabilities under investment contracts designated at fair value	—	—	5,103	—	5,103
Insurance contract liabilities	116,389	3,961	—	—	120,350
Reinsurance contract liabilities	—	819	—	—	819
Deferred tax	—	1	—	3	4
Other liabilities	—	—	—	6,573	6,573
Total liabilities	116,389	4,781	5,103	6,576	132,849
Total equity	—	—	—	7,731	7,731
Total liabilities and equity at 31 Dec 2023	116,389	4,781	5,103	14,307	140,580
1‘Life other’ mainly includes protection insurance contracts as well as reinsurance contracts. The reinsurance contracts primarily provide diversification benefits over the life participating and investment discretionary participation feature (‘DPF‘) contracts.
2‘Other contracts’ includes investment contracts for which HSBC does not bear significant insurance risk.
3 Following classification of HSBC’s operations in Argentina to assets held for sale, the assets of our Argentinian insurance manufacturing business of $450m are presented in ‘Other assets and investment properties’, and associated liabilities of $359m are presented in ‘Other liabilities’.